Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Year End Spot Rate [Member]
Schedule of Currency Exchange Rates in Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2672	7.2513	6.6981
Average Rate [Member]
Schedule of Currency Exchange Rates in Consolidated Financial Statements [Line Items]
Currency exchange rates	6.9728	6.9536	6.4554